Stock-Based Compensation (Details) - Schedule of Black-Scholes Pricing Model	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	4.18%	3.01%	2.98%	1.33%
Expected term (in years)		6 years 3 months 7 days
Expected volatility		79.10%	79.10%	79.10%
Expected dividend yield		0.00%	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	3.58%
Expected term (in years)	5 years 6 months 7 days		6 years	5 years 6 months
Expected volatility	75.00%
Expected dividend yield	0.00%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	3.91%	1.90%
Expected term (in years)	6 years 3 months 7 days	6 years 7 days	6 years 3 months 18 days	6 years 3 months 18 days